Income Tax Expense (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Major components of tax expense (income) [Line Items]
Income tax rate	16.50%	16.50%	16.50%	16.50%
Foreign tax rate, amount (in Dollars)	$ (139)		$ 233	$ 117
Profit tax flat rate	16.50%	16.50%
Estimated assessable profit, amount (in Dollars)		$ 2
Bottom of range [member]
Major components of tax expense (income) [Line Items]
Percentage of estimated assessable profit	8.25%	8.25%
Top of range [member]
Major components of tax expense (income) [Line Items]
Percentage of estimated assessable profit	16.50%	16.50%
Singapore [Member]
Major components of tax expense (income) [Line Items]
Percentage of estimated assessable profit	17.00%	17.00%
United States [Member]
Major components of tax expense (income) [Line Items]
Income tax rate	21.00%	21.00%	21.00%	21.00%
New York [Member] | Bottom of range [member]
Major components of tax expense (income) [Line Items]
Income tax rate	6.50%	6.50%	6.50%	6.50%
New York [Member] | Top of range [member]
Major components of tax expense (income) [Line Items]
Income tax rate	8.85%	8.85%	8.85%	8.85%
Hong Kong [Member] | Bottom of range [member]
Major components of tax expense (income) [Line Items]
Foreign tax rate, amount (in Dollars)		$ 2
Foreign tax rate	8.25%	8.25%
Hong Kong [Member] | Top of range [member]
Major components of tax expense (income) [Line Items]
Foreign tax rate, amount (in Dollars)		$ 2
Foreign tax rate	16.50%	16.50%